Related Party Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2018
Loans from Third Parties \ Related Party Transactions and Balances [Abstract]
Schedule of loans to related parties
	Loans paid to Related Parties		Balance of Loans Receivable from Related Parties
	During the years ended December 31,		As of December 31,	As of December 31,
	2018	2017	2018	2017
Related companies of non-controlling investors of Feng Hui	$-	$8,083,119	$490,724	$1,244,739

Schedule of loans received from a cost investment investee
Lender name	Interest rate	Term	December 31, 2018	December 31, 2017
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From August 23, 2016 to August 22, 2017	$3,634,989	$3,841,787
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From August 30, 2016 to November 29, 2017	2,180,993	2,305,072
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From September 1, 2016 to November 30, 2017	1,453,996	1,536,715
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From September 19, 2016 to March 18, 2018	7,269,978	7,683,572
Total loans from a cost method investee			$14,539,956	$15,367,146

Schedule of guarantees loan
	For the years ended December 31,		As of December 31,	As of December 31,
Shareholders and related parties	2018	2017	2018	2017
Non-controlling shareholders of the Company	$-	$109,441,744	$-	$18,967,669
Related companies of a non-controlling shareholder of the Company	1,964,844	109,414,083	45,395,196	51,510,675
	$1,964,844	$218,855,827	$45,395,196	$70,478,344

Schedule of amount due from a related party

Bank name	Aggregated Principal	As of December 31, 2018	Shareholders and related parties
Tianshan Rural Commercial Bank	$7,996,976	$6,529,644	General manager of the Company and a non-controlling shareholder of the Company
Bank of Urumqi Co., Ltd	1,453,996	1,453,996	General manager of the Company and a non-controlling shareholder of the Company
	$9,450,972	$7,983,640

Bank name	Aggregated Principal	As of December 31, 2017	Shareholders and related parties
Tianshan Rural Commercial Bank	$8,451,931	$6,910,343	General manager of the Company and a non-controlling shareholder of the Company
Bank of Urumqi Co., Ltd	1,536,715	1,536,715	General manager of the Company and a non-controlling shareholder of the Company
Shanghai Pudong Development Bank	3,534,444	3,534,444	General manager of the Company and non-controlling shareholders of the Company
	$13,523,090	$11,981,502

Schedule of guarantees of the secured loans
Lender name	Principal	As of December 31, 2018	Shareholders and related parties
China Great Wall Assets Management Co. Ltd.	$14,510,876	$14,510,876	Non-controlling shareholders of the Company
Xinjiang Microcredit Refinancing Co., Ltd.	14,539,956	14,539,956	Non-controlling shareholders of the Company
Hangzhou Jingyuan Investment Management Co., Ltd	59,613,818	59,613,818	Non-controlling shareholders of the Company
	$88,664,650	$88,664,650

Lender name	Principal	As of December 31, 2017	Shareholders and related parties
China Great Wall Assets Management Co. Ltd.	$15,336,412	$15,336,412	Non-controlling shareholders of the Company
Xinjiang Microcredit Refinancing Co., Ltd.	15,367,146	15,367,146	Non-controlling shareholders of the Company
	$30,703,558	$30,703,558